EARNINGS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

2. EARNINGS PER SHARE

The calculations of earnings per common share are as follows:

	For the three months ended Sept. 30,		For the nine months ended Sept. 30,
	2013	2012	2013	2012
Basic
Net income	$21,287,000	$1,388,000	$23,897,000	$2,858,000
Average common shares outstanding	17,912,946	17,321,337	17,779,924	17,313,965
Earnings per common share – basic	$1.19	$0.08	$1.34	$0.16
Diluted
Net income	$21,287,000	$1,388,000	$23,897,000	$2,858,000
Average common shares outstanding	17,912,946	17,321,337	17,779,924	17,313,965
Equity compensation	266,389	81,316	253,463	50,916
Average common shares outstanding – diluted	18,179,335	17,402,653	18,033,387	17,364,881
Earnings per common share – diluted	$1.17	$0.08	$1.33	$0.16

(14) Earnings (Loss) Per Share

The calculation of earnings (loss) per common share for the years ended December 31 is as follows:

	2012	2011	2010
Basic
Net income (loss)	$8,545,000	$(3,762,000)	$(11,899,000)
Less preferred dividends	—	—	—
Net income (loss) applicable to common stock	$8,545,000	$(3,762,000)	$(11,899,000)
Average common shares outstanding	17,332,012	17,270,528	16,498,734
Income (loss) per common share – basic	$0.49	$(0.22)	$(0.72)

	2012	2011	2010
Diluted
Net income (loss)	$8,545,000	$(3,762,000)	$(11,899,000)
Less preferred dividends	—	—	—
Net income (loss) applicable to common stock	$8,545,000	$(3,762,000)	$(11,899,000)
Average common shares outstanding	17,332,012	17,270,528	16,498,734
Stock option adjustment	101,801	—	—
Average common shares outstanding – diluted	17,433,813	17,270,528	16,498,734
Income (loss) per common share – diluted	$0.49	$(0.22)	$(0.72)